Share of profits of equity-accounted companies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Detailed information about investments accounted for using equity method [Line Items]
Share of profit (loss) of associates accounted for using equity method, investing	€ 258	€ 238	€ 215
407 International Inc [Member]
Detailed information about investments accounted for using equity method [Line Items]
Share of profit (loss) of associates accounted for using equity method, investing	217	188	154
JFKNTO sponsor aggregator LLC [Member]
Detailed information about investments accounted for using equity method [Line Items]
Share of profit (loss) of associates accounted for using equity method, investing	4	3	4
IRB infrastructure developers limited [Member]
Detailed information about investments accounted for using equity method [Line Items]
Share of profit (loss) of associates accounted for using equity method, investing	25	13	14
Grupo Serveo, S.L.
Detailed information about investments accounted for using equity method [Line Items]
Share of profit (loss) of associates accounted for using equity method, investing	(6)	(8)	0
Other companies [Member]
Detailed information about investments accounted for using equity method [Line Items]
Share of profit (loss) of associates accounted for using equity method, investing	€ 18	€ 42	€ 43